UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21955

Stewart Capital Mutual Funds

(Exact name of registrant as specified in charter)

800 Philadelphia Street, Indiana, PA 15701

(Address of principal executive offices)   (Zip code)

Stewart Capital Mutual Funds, 800 Philadelphia Street, Indiana, PA 15701

(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 - June 30, 2010

Item 1. Proxy Voting Record

Vote Summary

THE J. M. SMUCKER COMPANY

Security	832696405	Meeting Type	Annual

Ticker Symbol	SJM	Meeting Date	19-Aug-2009

ISIN	US8326964058	Agenda	933120367 -Management

City		Holding Recon Date	23-Jun-2009

Country	United States	Vote Deadline Date	18-Aug-2009

SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management

1A	ELECTION OF DIRECTOR: PAUL J. DOLAN	Management	For	For

1B	ELECTION OF DIRECTOR: NANCY LOPEZ KNIGHT	Management	For	For

1C	ELECTION OF DIRECTOR: GARY A. OATEY	Management	For	For

1D	ELECTION OF DIRECTOR: ALEX SHUMATE	Management	For	For

1E	ELECTION OF DIRECTOR: TIMOTHY P. SMUCKER	Management	For	For

02	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Management	For	For

03	ADOPTION OF AN AMENDMENT TO THE COMPANY'S AMENDED ARTICLES OF INCORPORATION TO ELIMINATE CUMULATIVE VOTING IN DIRECTOR ELECTIONS	Management	Against	Against

04
ADOPTION OF AN AMENDMENT TO THE COMPANY'S AMENDED ARTICLES
OF INCORPORATION TO REQUIRE MAJORITY VOTING IN UNCONTESTED DIRECTOR ELECTIONS (IMPLEMENTATION OF THIS PROPOSAL 4 IS CONDITIONED UPON APPROVAL OF PROPOSAL 3)
		Management	For	For

05	ADOPTION OF AN AMENDMENT TO THE COMPANY'S AMENDED REGULATIONS TO ALLOW THE BOARD OF DIRECTORS TO AMEND THE AMENDED REGULATIONS TO THE EXTENT PERMITTED BY LAW	Management	For	For

Page 1 of 7	26-Jul-2010

Vote Summary

FLEXTRONICS INTERNATIONAL LTD.

Security	Y2573F102	Meeting Type	Annual

Ticker Symbol	FLEX	Meeting Date	22-Sep-2009

ISIN	SG9999000020	Agenda	933130445 - Management

City		Holding Recon Date	04-Aug-2009

Country	United States	Vote Deadline Date	21-Sep-2009

SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management

1A	RE-ELECTION OF DIRECTOR: JAMES A. DAVIDSON	Management	For	For

1B	RE-ELECTION OF DIRECTOR: LIP BU TAN	Management	For	For

2A	RE-ELECTION OF DIRECTOR: ROBERT L. EDWARDS	Management	For	For

2B	RE-ELECTION OF DIRECTOR: DANIEL H. SCHULMAN	Management	For	For

2C	RE-ELECTION OF DIRECTOR: WILLIAM D. WATKINS	Management	For	For

03	TO APPROVE THE REAPPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEXTRONICS'S INDEPENDENT AUDITORS FOR THE 2010 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	Management	For	For

04	TO APPROVE THE GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEXTRONICS TO ALLOT AND ISSUE ORDINARY SHARES.	Management	For	For

05	TO APPROVE THE RENEWAL OF THE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY FLEXTRONICS OF ITS OWN ISSUED ORDINARY SHARES.	Management	For	For

06	TO APPROVE CHANGES IN THE CASH COMPENSATION PAYABLE TO FLEXTRONICS'S NON-EMPLOYEE DIRECTORS AND ADDITIONAL CASH COMPENSATION FOR THE CHAIRMAN OF THE BOARD OF DIRECTORS.	Management	For	For

Page 2 of 7	26-Jul-2010

Vote Summary

PERRIGO COMPANY

Security	714290103	Meeting Type	Annual

Ticker Symbol	PRGO	Meeting Date	29-Oct-2009

ISIN	US7142901039	Agenda	933150271 - Management

City		Holding Recon Date	04-Sep-2009

Country	United States	Vote Deadline Date	28-Oct-2009

SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management

01	DIRECTOR		Management

	1	GARY M. COHEN		For	For

	2	DAVID T. GIBBONS		For	For

	3	RAN GOTTFRIED		For	For

	4	ELLEN R. HOFFING		For	For

02	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2010.		Management	For	For

Page 3 of 7	26-Jul-2010

Vote Summary

HLTH CORP

Security	40422Y101	Meeting Type	Annual

Ticker Symbol	HLTH	Meeting Date	23-Oct-2009

ISIN	US40422Y1010	Agenda	933147426 - Management

City		Holding Recon Date	08-Sep-2009

Country	United States	Vote Deadline Date	22-Oct-2009

SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management

01	TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED JUNE 17, 2009, BETWEEN WEBMD HEALTH CORP, AND HLTH, AND TO APPROVE THE TRANSACTIONS CONTEMPLATED BY THAT AGREEMENT, INCLUDING THE MERGER.		Management	For	For

02	DIRECTOR		Management

	1	PAUL A. BROOKE		For	For

	2	JAMES V. MANNING		For	For

	3	MARTIN J. WYGOD		For	For

03	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO SERVE AS HLTH'S INDEPENDENT AUDITOR FOR FISCAL YEAR ENDING DECEMBER 31, 2009.		Management	For	For

Page 4 of 7	26-Jul-2010

Vote Summary

MEREDITH CORPORATION

Security	589433101	Meeting Type	Annual

Ticker Symbol	MDP	Meeting Date	04-Nov-2009

ISIN	US5894331017	Agenda	933146145 - Management

City		Holding Recon Date	10-Sep-2009

Country	United States	Vote Deadline Date	03-Nov-2009

SEDOL(s)		Quick Code

Item	Proposal		Type	Vote	For/Against Management

01	DIRECTOR		Management

	1	JAMES R. CRAIGIE		For	For

	2	WILLIAM T. KERR		For	For

	3	FREDERICK B. HENRY		For	For

02	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING JUNE 30, 2010		Management	For	For

03
TO CONSIDER AND ACT UPON A PROPOSAL OF THE BOARD OF
DIRECTORS TO REAFFIRM THE PREVIOUSLY APPROVED BUSINESS
CRITERIA, CLASSES OF ELIGIBLE PARTICIPANTS, AND MAXIMUM
ANNUAL INCENTIVES AWARDED UNDER THE AMENDED AND
RESTATED MEREDITH CORPORATION 2004 STOCK INCENTIVE PLAN
			Management	For	For

04
TO CONSIDER AND ACT UPON A PROPOSAL OF THE BOARD OF
DIRECTORS TO AUTHORIZE AN ADDITIONAL RESERVE OF 3,500,000
SHARES THAT MAY BE GRANTED UNDER THE AMENDED AND
RESTATED MEREDITH CORPORATION 2004 STOCK INCENTIVE PLAN
			Management	For	For

Page 5 of 7	26-Jul-2010

Vote Summary

WESTERN DIGITAL CORPORATION

Security	958102105	Meeting Type	Annual

Ticker Symbol	WDC	Meeting Date	11-Nov-2009

ISIN	US9581021055	Agenda	933148137 - Management

City		Holding Recon Date	16-Sep-2009

Country	United States	Vote Deadline Date	10-Nov-2009

SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management

1A	ELECTION OF DIRECTOR: PETER D. BEHRENDT	Management	For	For

1B	ELECTION OF DIRECTOR: KATHLEEN A. COTE	Management	For	For

1C	ELECTION OF DIRECTOR: JOHN F. COYNE	Management	For	For

1D	ELECTION OF DIRECTOR: HENRY T. DENERO	Management	For	For

1E	ELECTION OF DIRECTOR: WILLIAM L. KIMSEY	Management	For	For

1F	ELECTION OF DIRECTOR: MICHAEL D. LAMBERT	Management	For	For

1G	ELECTION OF DIRECTOR: MATTHEW E. MASSENGILL	Management	For	For

1H	ELECTION OF DIRECTOR: ROGER H. MOORE	Management	For	For

1I	ELECTION OF DIRECTOR: THOMAS E. PARDUN	Management	For	For

1J	ELECTION OF DIRECTOR: ARIF SHAKEEL	Management	For	For

02	TO APPROVE AN AMENDMENT AND RESTATEMENT OF OUR 2004 PERFORMANCE INCENTIVE PLAN.	Management	For	For

03	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR WESTERN DIGITAL CORPORATION FOR THE FISCAL YEAR ENDING JULY 2, 2010.	Management	For	For

Page 6 of 7	26-Jul-2010

Vote Summary

MARVEL ENTERTAINMENT, INC.

Security	57383T103	Meeting Type	Special

Ticker Symbol	MVL	Meeting Date	31-Dec-2009

ISIN	US57383T1034	Agenda	933172722 - Management

City		Holding Recon Date	23-Nov-2009

Country	United States	Vote Deadline Date	30-Dec-2009

SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against Management

01
ADOPTION OF AGREEMENT AND PLAN OF MERGER, AS SAME MAY BE AMENDED FROM TIME TO TIME, BY AND AMONG THE WALT DISNEY COMPANY, A DELAWARE CORPORATION ("DISNEY"), MAVERICK ACQUISITION SUB, INC., A DELAWARE CORPORATION AND WHOLLY OWNED SUBSIDIARY OF DISNEY, MAVERICK MERGER SUB, LLC, A DELAWARE LIMITED LIABILITY COMPANY & WHOLLY OWNED SUBSIDIARY OF DISNEY, & MARVEL ENTERTAINMENT, INC.
		Management	For	For

02	APPROVAL OF THE PROPOSAL TO ADJOURN THE SPECIAL MEETING, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES TO APPROVE THE MERGER PROPOSAL AT THE TIME OF THE SPECIAL MEETING.	Management	For	For

Page 7 of 7	26-Jul-2010

VOTING ROLLUP REPORT
Date Range: 12/10/2009 to 06/30/2010

RMG/4532/S&T BANK
Number of Meetings: 20
Voting Agent: UM266

Meeting	Issuer\		Meet Type	Vote	For/Agst	Record	Shares
Date	Agenda Items	Security[Symbol]	Prop Type	Cast	Mrv	Date	Voted

04-21-2010	BARD (C.R.), INC.	067383109 [BCR ]	Annual Meeting			03-01-2010	18,396.0000

						Vote Date:	04-06-2010

	1	Election of Directors	Mgmt	For	For		18,396.0000

	2	To approve the 2003 Long Term Incentive Plan of C. R. Bard, Inc., as amended and restated.	Mgmt	For	For		18,396.0000

	3	To ratify the appointment of KPMG LLP as independent registered public accounting firm for	Mgmt	For	For
		the year 2010.					18,396.0000

	4	To consider a shareholder proposal relating to sustainabilityreporting on environmental, social and governance (ESG) practices.	Shldr	For	Against		18,396.0000

04-21-2010	NORTHWEST BANCSHARES INC., MD	667340103 [NWBI ]	Annual Meeting			02-26-2010	49,574.0000

						Vote Date:	04-20-2010

	1	Election of Directors	Mgmt	For	For		49,574.0000

	2	The ratification of the appointment of KPMG LLP as the independent registered public accounting	Mgmt	For	For
		firm for the year ending December 31, 2010.					49,574.0000

04-22-2010	NICOR INC.	654086107 [GAS ]	Annual Meeting			02-22-2010	23,114.0000

						Vote Date:	04-02-2010

	1	Election of Directors	Mgmt	For	For		23,114.0000

	2	Ratification of appointment of Deloitte & Touche LLP as Nicor’s independent registered public	Mgmt	For	For
		accounting firm for 2010.					23,114.0000

04-27-2010	KIRBY CORPORATION	497266106 [KEX ]	Annual Meeting			03-01-2010	19,002.0000

						Vote Date:	04-21-2010

	1.1	Election of Director: C. Sean Day.	Mgmt	For	For		19,002.0000

	1.2	Election of Director: William M. Lamont, Jr.	Mgmt	For	For		19,002.0000

	1.3	Election of Director: C. Berdon Lawrence.	Mgmt	For	For		19,002.0000

	2	Reapproval of the material terms of the performance objectives under Kirby's 2005 Stock and	Mgmt	For	For
		Incentive Plan.					19,002.0000

	3	Ratification of the selection of KPMG LLP as Kirby's independent registered public accounting	Mgmt	For	For
		firm for 2010.					19,002.0000

04-27-2010	FMC CORPORATION	302491303 [FMC ]	Annual Meeting			03-02-2010	12,080.0000

						Vote Date:	04-09-2010

	1a	Election of Director to serve in Class III for a three-year term expiring in 2013 as set forth in the	Mgmt	For	For
		Proxy Statement: Pierre Brondeau.					12,080.0000

	1b	Election of Director to serve in Class III for a three-year term expiring in 2013 as set forth in the Proxy	Mgmt	For	For
		Statement: Dirk A. Kempthorne.					12,080.0000

	1c	Election of Director to serve in Class III for a three-year term expiring in 2013 as set forth in the	Mgmt	For	For
		Proxy Statement: Robert C. Pallash.					12,080.0000

	1d	Election of Director to serve in Class III for a three-year term expiring in 2013 as set forth in the	Mgmt	For	For
		Proxy Statement: William G. Walter.					12,080.0000

	2	Ratification of the Appointment of Independent Registered Public Accounting Firm.	Mgmt	For	For		12,080.0000

04-29-2010	SOCIEDAD QUIMICA Y MINERA DE CHILE	833635105 [SQM ]	Special Meeting			04-08-2010	12,832.0000

						Vote Date:	04-26-2010

E1	Modify trade name, address, corporate purpose, reflect equity and subscribed and paid shares that make up said equity, make corrections to punctuation, transcription or wording in all of the articles of the By-laws, adapt By-laws to the norms of Laws No 18,046 and No 20,382, exclude repealed norms of Decree Law No 3,500, omit references to the State, State-owned companies, institutions-decentralized, autonomous municipalities, or others and issue an updated text containing the modifications convened since the year 1982 and combined the By-laws.	Mgmt	For	For	12,832.0000

	E2	Modify all of the articles of the By-laws to reflect the agreements adopted with the purposes previously	Mgmt	For	For
		indicated.					12,832.0000

	E3	Adopt all other agreements necessary to execute the resolutions that the Shareholders' Meeting adopt in relation to the above.	Mgmt	For	For		12,832.0000

	O1	Balance Sheet, Audited Financial Statements, Annual Report, Report of the Accounting Inspectors and	Mgmt	For	For
		Report of the External Auditors for the
		business year ended December 31, 2009.					12,832.0000

	O2	Appointment of the External Auditor Company - External Auditors - and the Accounting Inspectors of the Company for the 2010 business year.	Mgmt	For	For		12,832.0000

	O3	Operations referred to in article 44 - in force during 2009 - of Law No 18,046 ("Law of Corporations" of	Mgmt	For	For
		Chile).					12,832.0000

	O4	Investment and Financing Policies.	Mgmt	For	For		12,832.0000

	O5	Net income for the year 2009, final dividend distribution and Policy on Future Dividends.	Mgmt	For	For		12,832.0000

	O6	Expenses of the Board of Directors during the 2009 business year.	Mgmt	For	For		12,832.0000

	O7	Compensation for the members of the Board.	Mgmt	For	For		12,832.0000

	O8	Issues related to the Audit and Directors' Committees.	Mgmt	Against	Against		12,832.0000

	O9	Other matters that may correspond in accordance with the law.	Mgmt	Against	Against		12,832.0000

04-29-2010	SOUTHERN COPPER CORPORATION	84265V105 [PCU ]	Annual Meeting			03-03-2010	20,029.0000

						Vote Date:	04-27-2010

	1	Election of Directors	Mgmt	Split	Against		20,029.0000

	2	Ratify the Audit Committee’s selection of Galaz, Yamazaki, Ruiz Urquiza, S.C., member firm of Deloitte	Mgmt	For	For
		Touche Tohmatsu as independent accountants
		for calendar year 2010.					20,029.0000

04-29-2010	WEIS MARKETS, INC.	948849104 [WMK ]	Annual Meeting			03-02-2010	17,329.0000

						Vote Date:	04-27-2010

	1	Election of Directors	Mgmt	For	For		17,329.0000

	2	Proposal to approve the appointment of Grant Thornton LLP as the independent registered public	Mgmt	For	For
		accounting firm of the corporation.					17,329.0000

	3	Shareholder proposal requesting adoption of a policy of nominating directors who would constitute	Shldr	For	Against
		two-thirds majority of the Board of Directors.					17,329.0000

05-06-2010	SYNIVERSE HOLDINGS, INC.	87163F106 [SVR ]	Annual Meeting			03-15-2010	28,193.0000

						Vote Date:	05-04-2010

	1	Election of Directors	Mgmt	For	For		28,193.0000

	2	Ratify and approve the selection of Ernst & Young LLP as the independent auditors for Syniverse Holdings, Inc. for 2010.	Mgmt	For	For		28,193.0000

	3	Proposal to approve Amendment to the Syniverse Holdings, Inc. 2006 Employee Stock Purchase Plan.	Mgmt	For	For		28,193.0000

05-06-2010	THOMPSON CREEK METALS COMPANY INC.	884768102 [TC ]	Annual Meeting			03-29-2010	33,516.0000

						Vote Date:	04-26-2010

	1	Election of Directors	Mgmt	For	For		33,516.0000

	2	Approve the Thompson Creek Metals Company Inc. 2010 Employee Stock Purchase Plan.	Mgmt	For	For		33,516.0000

	3	Approve the Thompson Creek Metals Company Inc. 2010 Long-Term Incentive Plan.	Mgmt	For	For		33,516.0000

	4	Appoint KPMG LLP as the Company's independent auditors from their engagement through the next	Mgmt	For	For
		annual meeting of shareholders and to authorize					33,516.0000
		the directors to fix their remuneration.

05-07-2010	MCDERMOTT INTERNATIONAL, INC.	580037109 [MDR ]	Annual Meeting			03-08-2010	19,825.0000

						Vote Date:	04-26-2010

	1	Election of Directors	Mgmt	For	For		19,825.0000

	2	Ratification of appointment of McDermott's independent registered public accounting firm for	Mgmt	For	For
		the year ending December 31, 2010.					19,825.0000

05-07-2010	ENERPLUS RESOURCES FUND	29274D604 [ERF ]	Annual Meeting			03-23-2010	20,650.0000

						Vote Date:	04-26-2010

	1	Election of Directors	Mgmt	For	For		20,650.0000

	2	To appoint Deloitte & Touche LLP, Chartered Accountants, as auditors of the Fund.	Mgmt	For	For		20,650.0000

05-11-2010	CUMMINS INC.	231021106 [CMI ]	Annual Meeting			03-15-2010	8,099.0000

						Vote Date:	04-30-2010

	1	Election of Director: Robert J. Bernhard.	Mgmt	For	For		8,099.0000

	2	Election of Director: Franklin R. Chang-Diaz.	Mgmt	For	For		8,099.0000

	3	Election of Director: Robert K. Herdman.	Mgmt	For	For		8,099.0000

	4	Election of Director: Alexis M. Herman.	Mgmt	For	For		8,099.0000

	5	Election of Director: N. Thomas Linebarger.	Mgmt	For	For		8,099.0000

	6	Election of Director: William I. Miller.	Mgmt	For	For		8,099.0000

	7	Election of Director: Georgia R. Nelson.	Mgmt	For	For		8,099.0000

	8	Election of Director: Theodore M. Solso.	Mgmt	For	For		8,099.0000

	9	Election of Director: Carl Ware.	Mgmt	For	For		8,099.0000

	10	Proposal to ratify the appointment of PricewaterhouseCoopers LLP	Mgmt	For	For
		as auditors for the year 2010.					8,099.0000

05-12-2010	CF INDUSTRIES HOLDINGS, INC.	125269100 [CF ]	Annual Meeting			03-30-2010	6,626.0000

						Vote Date:	04-29-2010

	1	Election of Directors	Mgmt	For	For		6,626.0000

	2	To ratify the selection of KPMG LLP as CF Industries Holdings, Inc.'s independent registered public accounting firm for 2010.	Mgmt	For	For		6,626.0000

05-13-2010	GENERAL MARITIME CORPORATION	Y2693R101 [GMR ]	Annual Meeting			03-15-2010	111,168.0000

						Vote Date:	04-30-2010

	1	Election of Directors	Mgmt	For	For		111,168.0000

	2	Ratification of the appointment of Deloitte & Touche LLP as the independent auditors of the Company for the fiscal year ending	Mgmt	For	For
		December 31, 2010.					111,168.0000

05-18-2010	CARBO CERAMICS INC.	140781105 [CRR ]	Annual Meeting			03-22-2010	7,549.0000

						Vote Date:	05-13-2010

	1	Election of Directors	Mgmt	For	For		7,549.0000

	2	Proposal to ratify the appointment of Ernst & Young LLP, certified public accountants, as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	Mgmt	For	For		7,549.0000

05-19-2010	AKAMAI TECHNOLOGIES, INC.	00971T101 [AKAM ]	Annual Meeting			03-31-2010	28,504.0000

						Vote Date:	04-29-2010

	1.1	Election of Class II Director: F. Thomson Leighton.	Mgmt	For	For		28,504.0000

	1.2	Election of Class II Director: Paul Sagan.	Mgmt	For	For		28,504.0000

	1.3	Election of Class II Director: Naomi O. Seligman.	Mgmt	For	For		28,504.0000

	2	To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors of Akamai Technologies, Inc. for the fiscal year ending December 31, 2010.	Mgmt	For	For		28,504.0000

05-20-2010	ONEOK, INC.	682680103 [OKE ]	Annual Meeting			03-22-2010	17,470.0000

						Vote Date:	05-13-2010

	1.1	Election of Director: James C. Day.	Mgmt	For	For		17,470.0000

	1.2	Election of Director: Julie H. Edwards.	Mgmt	For	For		17,470.0000

	1.3	Election of Director: William L. Ford.	Mgmt	For	For		17,470.0000

	1.4	Election of Director: John W. Gibson.	Mgmt	For	For		17,470.0000

	1.5	Election of Director: David L. Kyle.	Mgmt	For	For		17,470.0000

	1.6	Election of Director: Bert H. Mackie.	Mgmt	For	For		17,470.0000

	1.7	Election of Director: Jim W. Mogg.	Mgmt	For	For		17,470.0000

	1.8	Election of Director: Pattye L. Moore.	Mgmt	For	For		17,470.0000

	1.9	Election of Director: Gary D. Parker.	Mgmt	For	For		17,470.0000

	1.10	Election of Director: Eduardo A. Rodriguez.	Mgmt	For	For		17,470.0000

	1.11	Election of Director: Gerald B. Smith.	Mgmt	For	For		17,470.0000

	1.12	Election of Director: David J. Tippeconnic.	Mgmt	For	For		17,470.0000

	2	A proposal to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc., for the year ending December 31, 2010.	Mgmt	For	For		17,470.0000

06-01-2010	CATALYST HEALTH SOLUTIONS, INC.	14888B103 [CHSI]	Annual Meeting			04-06-2010	7,963.0000

						Vote Date:	05-19-2010

1	Election of Directors		Mgmt	Against	Against		7,963.0000

2	To approve the amendment and restatement of the Company’s 2006 Stock Incentive Plan.		Mgmt	For	For		7,963.0000

3	To ratify the appointment of		Mgmt	For	For
	PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.
							7,963.0000

06-11-2010	EMCOR GROUP, INC.	29084Q100 [EME ]	Annual Meeting			04-20-2010	35,844.0000

						Vote Date:	05-28-2010

1	Election of Directors		Mgmt	For	For		35,844.0000

2	Proposal to approve the adoption of the 2010 Incentive Plan.		Mgmt	For	For		35,844.0000

3	Proposal to ratify the appointment of Ernst & Young, LLP as independent		Mgmt	For	For
	auditors for 2010.						35,844.0000

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stewart Capital Mutual Funds

By (Signature and Title) /s/ Malcolm E. Polley, Principal Executive Officer

Date August 18, 2010